SUPPLEMENTAL INFORMATION - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Net sales	$ 7,068	$ 7,579	$ 13,074	$ 13,879
Finance, interest and other income	499	466	950	939
Total Revenues	7,567	8,045	14,024	14,818
Costs and Expenses
Cost of goods sold	5,751	6,188	10,717	11,444
Selling, general and administrative expenses	555	593	1,094	1,183
Research and development expenses	273	262	517	489
Restructuring expenses	28	5	36	8
Interest expense	195	192	378	392
Other, net	211	302	379	553
Total Costs and Expenses	7,013	7,542	13,121	14,069
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	554	503	903	749
Income tax (expense)	(135)	(118)	(225)	(181)
Equity in income of unconsolidated subsidiaries and affiliates	8	23	13	42
Net income	427	408	691	610
Industrial activities
Revenues
Net sales	7,068	7,579	13,074	13,879
Finance, interest and other income	23	23	53	50
Total Revenues	7,091	7,602	13,127	13,929
Costs and Expenses
Cost of goods sold	5,751	6,188	10,717	11,444
Selling, general and administrative expenses	497	545	990	1,072
Research and development expenses	273	262	517	489
Restructuring expenses	26	5	34	8
Interest expense	89	111	172	231
Other, net	18	124	34	204
Total Costs and Expenses	6,654	7,235	12,464	13,448
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	437	367	663	481
Income tax (expense)	(104)	(79)	(158)	(102)
Equity in income of unconsolidated subsidiaries and affiliates	3	18	0	26
Results from intersegment investments	91	102	186	205
Net income	427	408	691	610
Financial services
Revenues
Net sales	0	0	0	0
Finance, interest and other income	519	498	993	1,000
Total Revenues	519	498	993	1,000
Costs and Expenses
Cost of goods sold	0	0	0	0
Selling, general and administrative expenses	58	48	104	111
Research and development expenses	0	0	0	0
Restructuring expenses	2	0	2	0
Interest expense	149	136	302	272
Other, net	193	178	345	349
Total Costs and Expenses	402	362	753	732
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	117	136	240	268
Income tax (expense)	(31)	(39)	(67)	(79)
Equity in income of unconsolidated subsidiaries and affiliates	5	5	13	16
Results from intersegment investments	0	0	0	0
Net income	$ 91	$ 102	$ 186	$ 205